UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/07

The following Form N-Q relates only to Dreyfus Premier International Bond Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Bond Fund
January 31, 2007 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--90.6%		Rate (%)	Date	Amount ($)	Value ($)

Argentina--1.0%
Republic of Argentina BONAR,
Bonds , Ser. VII		7.00	9/12/13	60,000	59,340
Australia--.3%
Queensland Treasury,
Gov't. Gtd. Notes, Ser. 11G	AUD	6.00	6/14/11	25,000 a	19,222
Belgium--2.5%
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	30,000 a	43,633
Belgium Kingdom,
Bonds, Ser. 40	EUR	5.50	9/28/17	70,000 a	101,728
					145,361
Canada--4.3%
Canadian Government,
Bonds	CAD	5.00	6/1/14	280,000 a	250,405
Cayman Islands--.2%
BES Finance,
Bank Gtd. Notes	EUR	4.50	3/16/49	10,000 a,b	12,589
France--7.2%
Dexia Municipal Agency,
Scd. Notes	JPY	0.80	5/21/12	27,000,000 a	217,692
Government of France,
Bonds	EUR	4.75	4/25/35	140,000 a	196,966
					414,658
Germany--12.2%
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	3.25	7/4/15	96,000 a	118,103
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	3.50	1/4/16	65,000 a	81,107
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	3.75	7/4/13	60,000 a	76,813
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	65,000 a	85,564
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	85,000 a	119,901
Kreditanstalt fuer Wiederaufbau,
Gtd. Bonds	JPY	1.75	3/23/10	26,000,000 a	220,829
					702,317
Greece--1.3%
Hellenic Republic,
Bonds	EUR	3.70	7/20/15	60,000 a	75,090

Ireland--8.1%
DEPFA ACS BANK,
Covered Public Loans	JPY	0.75	9/22/08	30,000,000 a	248,845
DEPFA ACS BANK,
Covered Public Loans	JPY	1.65	12/20/16	10,000,000 a	82,118
GE Capital European Funding,
Gtd. Notes	EUR	3.69	5/4/11	105,000 a,b	137,039
					468,002
Italy--2.3%
Autostrade,
Gtd. Notes	EUR	4.11	6/9/11	100,000 a,b	131,224
Japan--6.2%
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 a	66,714
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	19,000,000 a	148,045

Japan Finance for Municipal
Enterprises, Gov't. Gtd. Notes	JPY	1.35	11/26/13	11,000,000 a	90,538
Japan Finance for Municipal
Enterprises, Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 a,c	50,438
					355,735
Mexico--1.4%
Mexican Bonos,
Bonds, Ser. MI10	MXN	8.00	12/19/13	860,000 a	78,673
Netherlands--6.2%
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	5,000	5,643
Netherlands Government,
Bonds	EUR	4.00	1/15/37	280,000 a	350,388
					356,031
Poland--1.0%
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	160,000 a	57,537

Supranational--4.2%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.40	6/20/17	29,700,000 a	239,872

Sweden--3.0%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	1,300,000 a	172,227

United Kingdom--16.2%
FCE Bank,
Notes	EUR	4.72	9/30/09	80,000 a,b	103,317
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	25,000	25,904
SABMiller,
Gtd. Notes		5.66	7/1/09	30,000 b,d	30,053
United Kingdom Gilt,
Bonds	GBP	4.00	3/7/09	120,000 a	229,129
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	20,000 a	38,001
United Kingdom Gilt,
Bonds	GBP	4.75	6/7/10	140,000 a	269,814
United Kingdom Gilt,
Bonds	GBP	5.00	9/7/14	120,000 a	234,355
					930,573
United States--13.0%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB		5.17	12/1/38	65,000	63,733
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B		5.07	12/15/11	20,000	19,779
CIT Group,
Sr. Notes		5.51	1/30/09	25,000 b	25,061
Citigroup,
Notes	JPY	0.80	10/30/08	2,900,000 a	24,016
Countrywide Financial,
Gtd. Notes		5.59	3/24/09	25,000 b,c	25,072
Crown Castle Towers,
Ser. 2006-1A, Cl. D		5.77	11/15/36	25,000 d	24,812
Dominion Resources/VA,
Sr. Notes, Ser. D		5.66	9/28/07	25,000 b	25,013
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	15,000 d	15,000

Goldman Sachs Group,
Bonds	EUR	3.87	2/4/13	50,000 a	65,207
Government National Mortgage Association I:
Ser. 2004-23, Cl. B, 2.95%,
3/16/19				33,846	32,406
Ser. 2006-68, Cl. A, 3.89%,
7/16/26				24,942	24,047
Ser. 2006-67, Cl. A, 3.95%,
11/16/30				54,904	52,971
Ser. 2005-76, Cl. A, 3.96%,
5/16/30				34,085	33,035
Ser. 2005-79, Cl. A, 4.00%,
10/16/33				33,792	32,820
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1		5.50	1/25/37	22,420 b	22,415
Host Hotels & Resorts,
Gtd. Notes		6.88	11/1/14	10,000 d	10,088
Lehman Brothers Holdings,
Notes		5.48	8/21/09	30,000 b	30,038
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. 1		5.45	12/4/09	55,000 b,c	55,044
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	24,752	24,639
NiSource Finance,
Gtd. Notes		5.94	11/23/09	25,000 b	25,033
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	10,000 b,c	10,101
Time Warner,
Gtd. Notes		5.61	11/13/09	35,000 b	35,059
U.S. Treasury Notes
3.00%, 11/15/07				30,000	29,528
Washington Mutual Bank,
Notes		5.46	5/1/09	30,000 b	30,028
Windstream,
Gtd. Notes		8.13	8/1/13	10,000	10,813
Windstream,
Gtd. Notes		8.63	8/1/16	5,000	5,481
					751,239
Total Bonds and Notes
(cost $5,209,535)					5,220,095
				Face Amount
				Covered by
Options--.3%				Contracts ($)	Value ($)

Call Options--.1%
Australian Dollar,
April 2007 @ .7535				110,000	3,107
Japanese Yen,
March 2007 @ 115				135,000	215
					3,322
Put Options--.2%
Australian Dollar,
April 2007 @ .7535				110,000	608
Canadian Dollar,
April 2007 @ 1.1266				105,000	4,755
Japanese Yen,
March 2007 @ 115				135,000	6,355
					11,718
Total Options
(cost $12,276)					15,040

		Principal
	Short-Term Investments--5.0%	Amount ($)	Value ($)

	Corporate Notes--2.0%
	Egyptian Treasury Bills,
	9.36%, 2/8/07	110,000 d,e	113,047
	U.S. Government Agencies--2.7%
	Federal National Mortgage
	Association, 5.11%, 2/20/07	160,000	159,569
	U.S. Treasury Bills--.3%
	4.87%, 3/8/07	15,000 f	14,928
	Total Short-Term Investments
	(cost $284,506)		287,544

	Investment of Cash Collateral for
	Securities Loaned--2.5%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $145,016)	145,016 [g]	145,016

	Total Investments (cost $5,651,333)	98.4%	5,667,695
	Cash and Receivables (Net)	1.6%	89,642
	Net Assets	100.0%	5,757,337

a		Principal amount stated in U.S. Dollars unless otherwise noted.
	AUD--Australian Dollars
	CAD--Canadian Dollars
	EUR--Euro
	GBP--British Pound
	JPY--Japanese Yen
	MXN--Mexican Peso
	PLN--Polish Zloty
	SEK--Swedish Krona
b		Variable rate security--interest rate subject to periodic change.
c		All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund's
		securities on loan is $140,112 and the total market value of the collateral held by the fund is $145,016.
d		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
		transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these
		securities amounted to $193,000 or 3.4% of net assets.
e	Credit Linked Notes.
f		All or partially held by a broker as collateral for open financial futures positions.
g		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	2	(209,063)	March 2007	1,775
Financial Futures Long
Euro Bund 10 Year	2	299,635	March 2007	(2,098)
				(323)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust:
- Dreyfus Premier International Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)